Prepaid Expenses and Other Current Assets	9 Months Ended
Sep. 30, 2025
Miscellaneous current assets [abstract]
Prepaid Expenses and Other Current Assets
7.
PREPAID EXPENSES AND OTHER CURRENT ASSETS

A summary of the Group’s prepaid expenses and other current assets as of September 30, 2025 and December 31, 2024 is outlined below:

	September 30, 2025	December 31, 2024
(in USD and thousands)
Air	$299,000	$202,837
Operating, product and administration costs	80,686	59,198
Commissions	71,256	49,371
Credit card fees	44,330	39,985
Forward foreign currency contracts	42,022	—
Debt transaction costs	23,723	14,419
Advertising	12,427	10,623
Cash deposits	10,134	10,456
Other	4,172	9,487
Total	$587,750	$396,376

Air increased as of September 30, 2025, compared to December 31, 2024, primarily due to the timing of air ticket purchases and seasonality of the Group’s operations.

For details on forward foreign currency contracts, see Note 16.